Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders	(429,592)	(791,150)	(488,492)
Denominator:
Weighted average ordinary shares used in computing basic loss per share	43,359,150	50,074,152	65,141,759
Weighted average ordinary shares used in computing diluted loss per share*
Basic net loss per share	(9.91)	(15.80)	(7.50)
Diluted net loss per share	(9.91)	(15.80)	(7.50)